Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Current assets	₨ 566,488		₨ 791,403		$ 8,700
Non-current assets	1,197,941		1,127,458		18,399
Current liabilities	671,118		824,102		10,307
Non-current liabilities	340,381		380,971		5,228
Equity attributable to equity holders of the Parent	595,566		576,538		9,147
Non-controlling interests	157,364		137,250		2,417
Revenue	913,720	$ 14,033	717,207	₨ 639,493
Profit / (loss) for the year	46,909	721	98,545	(181,348)
Profit / (loss) attributable to non-controlling interests	33,204	511	43,512	(56,195)
Profit / (loss) for the year	46,909	721	98,545	(181,348)
Other comprehensive income / (loss) during the year	88,315	1,357	(3,233)	3,467
Total comprehensive income / (loss) attributable to the equity holders of the Parent	101,275	1,556	54,292	(132,708)
Total comprehensive income / (loss) attributable to non-controlling interests	33,949	522	41,020	(45,173)
Total comprehensive income / (loss) during the year	135,224	2,078	95,312	(177,881)
Net cash inflow from operating activities	348,407	5,351	212,105	107,352
Net cash (outflow) / inflow from investing activities	(52,153)	(801)	(79,910)	(42,613)
Net cash (outflow) from financing activities	(357,144)	(5,485)	(49,123)	₨ (52,714)
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Current assets	241,462		346,079		3,709
Non-current assets	184,092		169,958		2,827
Current liabilities	59,379		201,159		912
Non-current liabilities	2,026		2,043		31
Equity attributable to equity holders of the Parent	236,412		203,098		3,631
Non-controlling interests	127,737		109,737		1,962
Revenue	218,726	3,359	171,163
Expenses	126,129	1,937	83,584
Profit / (loss) for the year	92,597	1,422	87,579
Profit / (loss) attributable to equity holders of the Parent	60,116	923	56,858
Profit / (loss) attributable to non-controlling interests	32,481	499	30,721
Profit / (loss) for the year	92,597	1,422	87,579
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(389)	(6)	(19)
Other comprehensive income / (loss) attributable to non-controlling interests	(208)	(3)	(10)
Other comprehensive income / (loss) during the year	(597)	(9)	(29)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	59,726	917	56,839
Total comprehensive income / (loss) attributable to non-controlling interests	32,273	496	30,711
Total comprehensive income / (loss) during the year	91,999	1,413	87,550
Dividends paid / payable to non-controlling interests, including dividend tax	(14,273)	(219)	52,447
Net cash inflow from operating activities	98,367	1,511	75,772
Net cash (outflow) / inflow from investing activities	87,961	1,351	38,161
Net cash (outflow) from financing activities	(186,488)	(2,864)	(112,550)
Net cash inflow / (outflow)	(160)	(2)	1,383
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Current assets	20,211		11,400		310
Non-current assets	117,505		121,735		1,805
Current liabilities	49,562		56,254		761
Non-current liabilities	40,159		29,341		617
Equity attributable to equity holders of the Parent	24,478		24,245		376
Non-controlling interests	23,517		23,295		361
Revenue	87,616	1,346	57,210
Expenses	87,698	1,348	57,293
Profit / (loss) for the year	(82)	(2)	(83)
Profit / (loss) attributable to equity holders of the Parent	(42)	(1)	(42)
Profit / (loss) attributable to non-controlling interests	(40)	(1)	(41)
Profit / (loss) for the year	(82)	(2)	(83)
Other comprehensive income / (loss) attributable to the equity holders of the Parent	273	4	(119)
Other comprehensive income / (loss) attributable to non-controlling interests	262	4	(114)
Other comprehensive income / (loss) during the year	535	8	(233)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	232	4	(161)
Total comprehensive income / (loss) attributable to non-controlling interests	222	3	(155)
Total comprehensive income / (loss) during the year	454	7	(316)
Net cash inflow from operating activities	7,440	114	7,857
Net cash (outflow) / inflow from investing activities	(2,000)	(31)	(6,120)
Net cash (outflow) from financing activities	(5,490)	(84)	(1,748)
Net cash inflow / (outflow)	(50)	(1)	(11)
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	9,386				144
Non-current assets	58,386				897
Current liabilities	4,747				73
Non-current liabilities	38,791				596
Equity attributable to equity holders of the Parent	17,826				273
Non-controlling interests	6,110				94
Revenue	18,106	278
Expenses	14,457	222
Profit / (loss) for the year	3,649	56
Profit / (loss) attributable to equity holders of the Parent	2,886	43
Profit / (loss) attributable to non-controlling interests	763	13
Profit / (loss) for the year	3,649	56
Other comprehensive income / (loss) attributable to the equity holders of the Parent	2,022	31
Other comprehensive income / (loss) attributable to non-controlling interests	691	10
Other comprehensive income / (loss) during the year	2,713	41
Total comprehensive income / (loss) attributable to the equity holders of the Parent	4,902	75
Total comprehensive income / (loss) attributable to non-controlling interests	1,454	23
Total comprehensive income / (loss) during the year	6,356	98
Net cash inflow from operating activities	6,317	97
Net cash (outflow) / inflow from investing activities	(12,300)	(189)
Net cash (outflow) from financing activities	3,699	57
Net cash inflow / (outflow)	(2,284)	(35)
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Current assets	271,059		363,664		4,163
Non-current assets	359,983		313,176		5,529
Current liabilities	113,688		262,360		1,746
Non-current liabilities	80,976		37,880		1,244
Equity attributable to equity holders of the Parent	278,716		239,350		4,280
Non-controlling interests	157,364		137,250		$ 2,417
Revenue	324,448	4,983	318,695
Expenses	228,284	3,507	198,672
Profit / (loss) for the year	96,164	1,476	120,023
Profit / (loss) attributable to equity holders of the Parent	62,960	965	76,511
Profit / (loss) attributable to non-controlling interests	33,204	511	43,512
Profit / (loss) for the year	96,164	1,476	120,023
Other comprehensive income / (loss) attributable to the equity holders of the Parent	1,906	29	(3,271)
Other comprehensive income / (loss) attributable to non-controlling interests	745	11	(2,492)
Other comprehensive income / (loss) during the year	2,651	40	(5,763)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	64,860	996	73,240
Total comprehensive income / (loss) attributable to non-controlling interests	33,949	522	41,020
Total comprehensive income / (loss) during the year	98,809	1,518	114,260
Dividends paid / payable to non-controlling interests, including dividend tax	(14,273)	(219)	55,165
Net cash inflow from operating activities	112,124	1,722	143,770
Net cash (outflow) / inflow from investing activities	73,661	1,131	(26,906)
Net cash (outflow) from financing activities	(188,279)	(2,891)	(120,295)
Net cash inflow / (outflow)	₨ (2,494)	$ (38)	(3,431)
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Current assets			6,185
Non-current assets			21,483
Current liabilities			4,947
Non-current liabilities			6,496
Equity attributable to equity holders of the Parent			12,007
Non-controlling interests			4,218
Revenue			8,281
Expenses			6,657
Profit / (loss) for the year			1,624
Profit / (loss) attributable to equity holders of the Parent			1,200
Profit / (loss) attributable to non-controlling interests			424
Profit / (loss) for the year			1,624
Other comprehensive income / (loss) attributable to the equity holders of the Parent			830
Other comprehensive income / (loss) attributable to non-controlling interests			290
Other comprehensive income / (loss) during the year			1,120
Total comprehensive income / (loss) attributable to the equity holders of the Parent			2,030
Total comprehensive income / (loss) attributable to non-controlling interests			714
Total comprehensive income / (loss) during the year			2,744
Net cash inflow from operating activities			5,677
Net cash (outflow) / inflow from investing activities			(3,966)
Net cash inflow / (outflow)			1,711
Cairn India Limited ("Cairn") 3 [member]
Disclosure of subsidiaries [line items]
Revenue			82,041
Expenses			51,138
Profit / (loss) for the year			30,903
Profit / (loss) attributable to equity holders of the Parent			18,495
Profit / (loss) attributable to non-controlling interests			12,408
Profit / (loss) for the year			30,903
Other comprehensive income / (loss) attributable to the equity holders of the Parent			(3,963)
Other comprehensive income / (loss) attributable to non-controlling interests			(2,658)
Other comprehensive income / (loss) during the year			(6,621)
Total comprehensive income / (loss) attributable to the equity holders of the Parent			14,532
Total comprehensive income / (loss) attributable to non-controlling interests			9,750
Total comprehensive income / (loss) during the year			24,282
Dividends paid / payable to non-controlling interests, including dividend tax			2,718
Net cash inflow from operating activities			54,464
Net cash (outflow) / inflow from investing activities			(54,981)
Net cash (outflow) from financing activities			(5,997)
Net cash inflow / (outflow)			₨ (6,514)